Consolidated Statements of Changes In Shareholders' Equity (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Issuance costs		$ 2,200	$ 1,700
Stock Issued During Period, Value, New Issues
Common Stock [Member]
Stock Issued During Period, Value, New Issues	[1]

[1]	Amount less than $1 thousand